Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2015
Registrant Name	dei_EntityRegistrantName	360 Funds
CIK	dei_EntityCentralIndexKey	0001319067
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	May 02, 2016
Effective Date	dei_DocumentEffectiveDate	May 02, 2016
Prospectus Date	rr_ProspectusDate	Jul. 01, 2015
Stringer Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Stringer Growth Fund (the “Fund”) is long-term growth of capital.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned "Purchasing Shares" on page 12 of the Fund's prospectus and the section captioned "Purchases" beginning on page 36 of the Fund's statement of additional information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 01, 2017
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	80.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example, heading	rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until July 1, 2017. The Contingent Deferred Sales Charge (the "CDSC") is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. See "CDSC for Certain Purchases of Class A Shares" below. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Fund. The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of long-term growth through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The portfolio is built around a strategic allocation which allocates the portfolio’s investments to large cap stocks, small- and mid-cap stocks, international securities (including emerging markets), and other investments. The Fund may also invest significantly in ETFs. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices.

The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio.

At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities. The Fund is non-diversified.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Allocation risk – The performance of the Fund relative to its benchmark will depend largely on the decisions of the Adviser as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, the Adviser’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

• Market risk –Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

• Management style risk – To the extent the Fund focuses on a particular style of stocks, such as growth or value, its performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

• Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

• Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

• Mid-sized company risk – The Fund may invest in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

• Small company risk – The Fund may invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

• Real Estate Investment Trust (“REIT”) risk – The Fund may invest in ETFs or other pooled investment vehicles that invest in REITs. REITs are susceptible to the risks associated with investing in real estate generally, including, among others, declines in the value of real estate, lack of ability to access the credit markets and defaults by borrowers or tenants.

• Commodities risk – The Fund may invest in ETFs or other pooled investment vehicles that invest in commodities, such as raw materials or agricultural products. Commodities are tied to future market values and future income and are vulnerable to adverse movements in prices and exchange rates. Additionally, the price of commodities may be affected by geopolitical changes and relations.

• Credit risk – An issuer of debt securities, including the issuers of exchange-traded notes, may not make timely payments of principal and interest.

• Debt securities risk – Increases in interest rates typically lower the value of debt securities held by the Fund. Investments in debt securities include credit risk. There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited training opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

• High yield securities risk – Investments in high yield fixed income securities, also known as “junk bonds”, are considered speculative, involve a greater risk of default and are subject to a substantially higher degree of credit risk or price fluctuations than other types of debt securities.

• Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

• Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

• Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

• Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

• Foreign exposure risk – Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.

• Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

• U.S. Government and U.S. agency obligations risk – There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities where it is not obligated to do so.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading

Performance. The bar chart below shows how the Fund’s investment results vary from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results vary from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(877) 244-6235
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns (for periods ended December 31)
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fund’s Institutional Class Shares year-to-date total return through March 31, 2015 was 3.44%. During the period shown in the bar chart, the highest return for a quarter was 2.87% during the quarter ended June 30, 2014 and the lowest return for a quarter was -2.79% during the quarter ended September 30, 2014.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	3.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.79%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2014)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has replaced the MSCI World Index with the MSCI All Country World Index (ASCI) as its broad-based performance benchmark because the MSCI ASCI more closely reflects the investments including the securities in the Fund’s portfolio domiciled in emerging markets. The Fund has replaced the S&P 500 Index with the MSCI World Index as its broad-based performance benchmark because the MSCI World Index more closely reflects the investments of the Fund.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2014, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares and after-tax returns for other classes will vary.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2014, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for Institutional Class shares and after-tax returns for other classes will vary.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235.

Stringer Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRGAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	2.12%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 753
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,203
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,678
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,983
1 Year	rr_AverageAnnualReturnYear01	(1.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2013
Stringer Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRGCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.00%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	2.87%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 290
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	915
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,566
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 3,309
1 Year	rr_AverageAnnualReturnYear01	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	8.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2013
Stringer Growth Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRGIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.87%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 190
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	615
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,066
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,317
2014	rr_AnnualReturn2014	4.19%
1 Year	rr_AverageAnnualReturnYear01	4.19%
Since Inception	rr_AverageAnnualReturnSinceInception	10.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2013
Stringer Growth Fund | Return After Taxes on Distributions | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.69%
Since Inception	rr_AverageAnnualReturnSinceInception	9.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2013
Stringer Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.53%
Since Inception	rr_AverageAnnualReturnSinceInception	7.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2013
Stringer Growth Fund | MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.76%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.63%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2013	[3]
Stringer Growth Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.61%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	13.60%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2013	[3],[4]
Stringer Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	19.35%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2013	[4]

[1]	A Contingent Deferred Sales Charge is imposed upon certain redemptions of Class A shares. See the section of the prospectus entitled "CDSC for Certain Purchases of Class A Shares" for more information.
[2]	Effective May 1, 2016, Stringer Asset Management, LLC (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, shareholder services fees, extraordinary expenses, interest and dividend expenses in connection with securities sold short, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.30% through at least July 1, 2017. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the Fund's expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval.
[3]	The Fund has replaced the MSCI World Index with the MSCI All Country World Index (ASCI) as its broad-based performance benchmark because the MSCI ASCI more closely reflects the investments including the securities in the Fund's portfolio domiciled in emerging markets.
[4]	The Fund has replaced the S&P 500 Index with the MSCI World Index as its broad-based performance benchmark because the MSCI World Index more closely reflects the investments of the Fund.